Provisions - Employee obligations - North America - Provisions- (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)
Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	5.10%
Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,735	$ 2,085
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,327)	(1,567)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	33,918	76,956
Fair value of plan assets	(22,431)	(58,348)
Provision for pensions	11,487	18,608
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	861
North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	25,349	67,324
North America | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	8,569	9,632
USA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		39,214
Fair value of plan assets	(14)	(36,011)
Provision for pensions	(14)	$ 3,203
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		2.25%
Retirement age		65 years
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	25,349	$ 28,110
Fair value of plan assets	(22,417)	(22,337)
Provision for pensions	$ 2,932	$ 5,773
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.21%	2.61%
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 8,569	$ 9,632
Provision for pensions	$ 8,569	$ 9,632
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.30%	2.75%
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age	60 years	60 years
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Not later than one year | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,043
Not later than one year | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	194
Later than one year and not later than two years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,086
Later than one year and not later than two years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	203
Later than two years and not later than three years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,176
Later than two years and not later than three years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	228
Later than three years and not later than four years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,230
Later than three years and not later than four years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	251
Later than five years and not later than ten years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	6,599
Later than five years and not later than ten years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,578
Later than twenty years and not later than twenty-five years | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	4.00%
Globe Metallurgical Inc | North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Total settlement payment from plan termination	$ 2,784
Net income recognized from plan termination	$ 1,027
Globe Metallurgical Inc | North America | Non Contributory Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	3